Supplemental information to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 2	$ 3	$ 4
Change in assets of consolidated VIEs	268	500	170
Change in liabilities of consolidated VIEs	0	313	69
Change in nonredeemable noncontrolling interests of consolidated investment management funds	215	302	120
Securities purchased not settled	227	112	75
Securities sold not settled	187	587	0
Securities matured not settled	0	70	0
Available-for-sale securities transferred to trading assets	963	0	0
Held-to-maturity securities transferred to available-for-sale	1,087	74	10
Premises and equipment/capitalized software funded by capital lease obligations	$ 26	$ 347	$ 13